Revenue and other group-wide disclosures	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue and other group-wide disclosures	Revenue and other group-wide disclosures
On January 5, 2024, the Group announced it entered into a co-development agreement with Orano Med to co-develop 212Pb-based Radio Darpin Therapies (RDT). Under the terms of the co-development agreement, Molecular Partner’s previously disclosed RDT target DLL3 (delta-like ligand 3) will be included in the collaboration with Orano Med. Both companies are developing additional radioligand therapy candidates in partnership with other companies, with Molecular Partners having announced its first collaboration with Novartis in December 2021.
Molecular Partners maintains the option to explore DLL3 for targeted therapy outside of the radiotherapy space. Both companies agree to share the cost of preclinical and clinical development with additional commitments to supply their respective materials.
On December 14, 2021, the Group entered into a License and Collaboration Agreement with Novartis to develop DARPin-conjugated radioligand therapeutic candidates for oncology. The Group is able to recharge Novartis its employee related expenses associated with the research activities. During the six months ended June 30, 2024, the Group recognized as revenue an amount of TCHF 541 in relation to this recharge (six months ended June 30, 2023: TCHF 678). During the three months ended June 30, 2024, the Group recognized as revenue an amount of TCHF 230 in relation to this recharge (three months ended June 30, 2023: TCHF 292).
As part of the same agreement, the Group received in January 2022 an upfront fee of USD 20 million (CHF 18.6 million). Revenue related to the upfront payment is recognized over time in line with the progress made over the duration of the contractually agreed research plan.
During the six months ended June 30, 2024, the Group recognized as revenue an amount of TCHF 3,748 (six months ended June 30, 2023: TCHF 2,787) related to the upfront payment received in January 2022. During the three months ended June 30, 2024, the Group recognized as revenue an amount of TCHF 1,321 (three months ended June 30, 2023: TCHF 123) in relation to the same upfront payment.
Revenues in the table below are attributable to individual countries and are based on the location of the Group’s collaboration partners.

Revenues by country
in TCHF, for the six months ended June 30	2024	2023

Switzerland	4,289	3,465
Total revenues	4,289	3,465

Analysis of revenue by major alliance partner
in TCHF, for the six months ended June 30	2024	2023

Novartis AG, Switzerland	4,289	3,465
Total revenues	4,289	3,465

Revenues by country
in TCHF, for the three months ended June 30	2024	2023

Switzerland	1,551	415
Total revenues	1,551	415

Analysis of revenue by major alliance partner
in TCHF, for the three months ended June 30	2024	2023

Novartis AG, Switzerland	1,551	415
Total revenues	1,551	415